Accounts and Other Receivables (Components Of Accounts And Other Receivables) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Receivable, Gross, Current [Abstract]
Trade accounts receivable, Current	$ 447.4	$ 430.4
Trade notes receivable, Current	2.6	1.1
Total trade receivables, Current	450.0	431.5
Note received as partial payment for divestitures, Current	0.5	0.5
Other, Current	3.0	0.5
Income tax receivables, Current	2.7	8.6
Other receivables, Current	26.4	24.3
Total accounts and other receivables, Current	32.6	33.9
Total accounts and other receivables, Current	482.6	465.4
Allowance for Doubtfull Accounts, Current [Abstract]
Allowance for doubtful accounts, Trade accounts receivable, Current	(14.6)	(18.9)
Allowance for doubtful accounts, Trade note receivable, Current	(0.6)	0
Allowance for doubtful accounts, Total trade receivable, Current	(15.2)	(18.9)
Allowance for doubtful accounts, Other, Current	0	(0.3)
Total allowance for doubtful accounts, Current	(15.2)	(19.2)
Total receivables, net	467.4	446.2
Receivables, Gross, Noncurrent [Abstract]
Trade accounts receivable, Long-term	0	0
Trade note receivable, Long-term	2.3	2.9
Total trade receivable, Long-term	2.3	2.9
Notes received as partial payment for divestitures, Long-term	5.4	6.1
Other, Long-term	1.6	4.3
Income tax receivables, Long-term	0	0
Other receivables, Long-term	0	0
Subtotal other receivables, Long-term	7.0	10.4
Total accounts and other receivables, Long-term	9.3	13.3
Allowance for Doubtful Accounts, Noncurrent [Abstract]
Allowance for doubtful accounts, Trade accounts receivable, Long-term	0	0
Allowance for doubtful accounts, Trade notes receivable, Long-term	(1.3)	(0.8)
Total trade receivable, Long-term	(1.3)	(0.8)
Allowance for doubtful accounts, Other, Long-term	(1.1)	(0.6)
Total allowance for doubtful accounts, Long-term	(2.4)	(1.4)
Total net receivables, Long-term	$ 6.9	$ 11.9